Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

03055655

1-13937

NYSE

RECD S.E.C.
JUN 5 2003
081

June 5, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 11 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ANTHRACITE CAPITAL, INC., 9.375% Series C Cumulative Redeemable Preferred Stock, par value $.001 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 5, 2003. Tentative listing date – June 9, 2003.

Sincerely,